                        SCHRODER ASIAN GROWTH FUND, INC.
                               THIRD QUARTER 1997

    The Fund's net asset value per share was $14.05 on July 31, 1997, a rise of 9.8% over the quarter. The closing price of the Fund's shares on the New York Stock Exchange was $12.50, a rise of 9.9% over the quarter.

    The investment strategy of the Fund continues to be to maintain a core portfolio of well managed, fast growing, quality companies that are benefiting from the long-term growth trends in each country and the region as a whole.

    During the quarter, performance among the region's markets was diverse -- those of North Asia generally outperformed those of South East Asia. The currency crisis, initially limited to Thailand in June, broadened out to affect the currencies of the Philippines, Indonesia and Malaysia in July. This spread was reflected in the disappointing stock market performances seen in those markets. In comparison, Japan performed strongly, aided by the yen's appreciation against the U.S. dollar. Korea and Taiwan also performed well due to improving export prospects.

    Positive investor sentiment supported the Hong Kong S.A.R. market. This sentiment was partly due to the smooth handover to China, evidenced by strong liquidity flows from the mainland, and partly due to offshore investors being attracted to Hong Kong S.A.R.'s strong economic fundamentals relative to other South East Asian markets. The turnaround in China's economic outlook continues to provide support to corporate profits in Hong Kong S.A.R., and the Fund's portfolio holdings are focused on well-managed Hong Kong S.A.R. based companies with exposure to China. Over the quarter the Fund purchased CHEUNG KONG INFRASTRUCTURE, a building materials and toll roads company with expanding operations in China, and took profits on CHINA RESOURCES, a brewing and warehousing concern.

    The rebound in the Japanese market over the period resulted from improving investor confidence and a strong recovery in corporate earnings. A sharp rebound in the yen in May further boosted dollar returns. The improvement in confidence allowed for some rationalization of holdings with an increased focus on some larger stocks where earnings visibility is comparatively good. Purchases included BRIDGESTONE, the tire maker, which announced good semi-annual results, and TAKEDA CHEMICAL, a pharmaceutical company, which witnessed strong sales growth of gastric ulcer and prostate cancer drugs.

    The emerging markets of South East Asia were very depressed for the quarter. The volatility in Thailand ultimately spilled over into Indonesia, the Philippines, and neighboring Malaysia. In Thailand, the financial and currency crisis depressed the market. However, the market rallied following the government's announcement that the baht would be floated and that the International Monetary Fund would provide assistance. The consequent devaluation of the Thai currency placed significant competitive pressure on other regional currencies. Higher interest rates caused investor concern about the outlook for economic activity and prospects for corporate earnings growth.

    Until currency stability returns to the region Fund management believes that interest rates and inflation prospects will be higher than otherwise expected. However, Fund management believes that in the longer term the outlook for net exports is positive and as interest rates fall the corporate environment will improve.

    The Fund management team, consisting of Louise Croset and Heather Crighton, work closely with the Schroder Investment Group analysts based in ten offices throughout Asia. Donald Farguharson, who is responsible for investment management in the Japanese market, assists Ms. Croset and Ms. Crighton. The focus of the Fund remains on bottom-up stock picking which drives country allocation.

                  /s/ Louise Croset
                  Louise Croset
                  PRESIDENT

-------------------------------------------
  PERFORMANCE

                      NET ASSET VALUE VS. SHARE PRICE FROM
                           INCEPTION TO JULY 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              SHARE PRICE      NAV
31-Dec              15.750      14.01
07-Jan-94           15.375      13.71
14-Jan              15.250      13.32
21-Jan              15.000      13.42
28-Jan              15.000      13.47
04-Feb              15.000      13.50
11-Feb              14.375      13.63
18-Feb              13.750      13.45
25-Feb              13.000      13.45
04-Mar              12.875      13.04
11-Mar              13.500      12.97
18-Mar              13.125      12.63
25-Mar              12.000      12.54
01-Apr              11.250      12.47
08-Apr              11.875      12.44
16-Apr              11.750      12.85
22-Apr              12.250      12.73
29-Apr              12.000      12.93
06-May              11.875      12.77
13-May              12.375      12.91
20-May              12.625      13.08
27-May              13.000      13.20
03-Jun              13.750      13.06
10-Jun              13.000      13.15
17-Jun              13.000      13.07
24-Jun              12.000      12.99
01-Jul              11.875      12.98
08-Jul              12.000      12.89
15-Jul              12.250      13.19
22-Jul              12.125      13.15
29-Jul              12.250      13.12
05-Aug              12.000      13.57
12-Aug              12.750      13.66
19-Aug              13.250      13.84
26-Aug              13.250      13.74
02-Sep              13.625      14.06
09-Sep              13.000      14.12
16-Sep              12.750      14.06
23-Sep              12.375      13.82
30-Sep              12.250      13.52
07-Oct              11.750      13.60
14-Oct              12.500      13.78
21-Oct              11.875      13.78
28-Oct              12.000      13.70
04-Nov              11.750      13.76
11-Nov              11.375      13.42
18-Nov              11.130      13.46
25-Nov              10.875      12.88
02-Dec              10.750      12.64
09-Dec               9.875      12.36
16-Dec              10.625      12.53
23-Dec              10.500      12.84
30-Dec              10.250      12.83
06-Jan-95           10.750      12.55
13-Jan              10.500      11.84
20-Jan              10.250      11.86
27-Jan              10.125      11.54
03-Feb              10.500      11.82
10-Feb              10.750      12.05
17-Feb              10.250      12.04
24-Feb              10.000      11.79
03-Mar               9.875      12.04
10-Mar               9.625      11.83
17-Mar              10.000      11.73
24-Mar               9.750      11.81
31-Mar              10.250      12.03
07-Apr              10.125      12.05
13-Apr              10.125      12.03
21-Apr              10.500      12.03
28-Apr              10.125      11.91
05-May              10.375      12.04
12-May              11.125      12.72
19-May              11.500      12.81
26-May              11.625      13.00
02-Jun              11.375      13.18
09-Jun              11.500      13.06
16-Jun              11.125      12.92
23-Jun              11.250      12.95
30-Jun              11.125      12.79
07-Jul              11.625      13.04
14-Jul              12.000      13.56
21-Jul              11.250      13.31
28-Jul              11.250      13.31
04-Aug              11.375      13.26
11-Aug              11.500      13.06
18-Aug              11.375      12.88
25-Aug              11.250      12.95
31-Aug              11.000      12.96
07-Sep              10.875      12.83
14-Sep              11.000      12.99
21-Sep              11.125      13.03
28-Sep              11.250      13.02
05-Oct              11.250      13.09
12-Oct              11.375      12.96
19-Oct              11.750      12.94
26-Oct              11.250      12.70
02-Nov              11.250      12.50
09-Nov              10.750      12.31
16-Nov              10.250      11.91
23-Nov              10.750      12.07
30-Nov              10.500      12.37
07-Dec              10.875      12.85
14-Dec              12.250      12.73
21-Dec              12.375      12.88
28-Dec              12.125      12.97
04-Jan-96           13.375      13.54
11-Jan              13.000      13.46
18-Jan              13.250      13.52
25-Jan              13.375      13.83
01-Feb              13.375      14.06
08-Feb              13.625      14.15
15-Feb              13.500      14.21
22-Feb              13.125      14.22
29-Feb              12.625      13.97
07-Mar              12.500      13.94
14-Mar              12.000      13.44
21-Mar              12.500      13.82
28-Mar              12.625      13.90
04-Apr              12.750      14.12
11-Apr              12.750      14.03
18-Apr              12.875      14.32
25-Apr              12.875      14.35
02-May              12.750      14.52
09-May              12.875      14.38
16-May              13.125      14.31
23-May              12.875      14.28
30-May              12.625      14.30
06-Jun              12.750      14.39
13-Jun              12.875      14.18
20-Jun              12.875      14.27
27-Jun              13.125      14.27
04-Jul              13.000      14.34
11-Jul              12.750      14.17
18-Jul              12.625      14.08
25-Jul              12.250      13.74
01-Aug              12.375      13.68
08-Aug              12.125      13.77
15-Aug              12.250      13.62
22-Aug              12.250      13.79
29-Aug              12.125      13.68
05-Sep              12.000      13.52
12-Sep              12.125      13.45
19-Sep              12.000      13.67
26-Sep              12.000      13.65
03-Oct              11.875      13.68
10-Oct              11.875      13.37
17-Oct              12.260      13.33
24-Oct              12.000      13.35
31-Oct              12.000      13.15
07-Nov              11.625     13.390
14-Nov              11.750     13.590
21-Nov              11.875     13.660
27-Nov              12.250     13.730
05-Dec              12.125     13.570
12-Dec              11.750     13.380
19-Dec              12.000     13.300
26-Dec              11.750     13.420
31-Dec              11.875     13.740
02-Jan-97           12.000     13.730
09-Jan              12.625     13.650
16-Jan              12.500     13.830
23-Jan              12.500     13.740
30-Jan              12.250     13.640
06-Feb              12.250     13.720
13-Feb              12.125     13.620
20-Feb              12.250     13.660
27-Feb              12.000     13.690
06-Mar              12.375     13.600
13-Mar              12.250     13.440
20-Mar              12.375     13.140
27-Mar              11.875     13.230
03-Apr              11.375     12.830
10-Apr              11.375     12.820
17-Apr              11.250     12.850
24-Apr              11.250     13.150
01-May              11.375     12.870
08-May              11.500     13.060
15-May              11.250     13.010
22-May              11.500     13.280
29-May              11.750     13.600
05-Jun              12.500     13.920
12-Jun              12.500     13.450
19-Jun              12.250     13.950
26-Jun              12.688     14.160
03-Jul              12.938     14.380
10-Jul              12.813     13.880
17-Jul              12.500     13.850
24-Jul              12.188     13.820
31-Jul              12.500     14.050

                                COUNTRY RETURNS
                              IN U.S. DOLLARS (1)

                                       QUARTER (2)
 HONG KONG S.A.R.                      25.8
 JAPAN                                 15.7
 MALAYSIA                             -10.3
 SINGAPORE                              2.0
 INDIA                                 15.9
 PHILIPPINES                           -9.4
 KOREA                                  5.8
 INDONESIA                             -0.4
 CHINA                                 14.9
 THAILAND                             -11.3
 TAIWAN                                18.2

        (1) Morgan Stanley Capital International Country Index
        (2) May 1, 1997 to July 31, 1997

-------------------------------------------------------------
  TEN LARGEST HOLDINGS

                                                           % Net
As of July 31, 1997                                        Assets

1.   HUTCHISON WHAMPOA - HONG KONG S.A.R. PORT OPERATOR      4.6%
     AND CONGLOMERATE
2.   CITIC PACIFIC LTD. - HONG KONG S.A.R. CONGLOMERATE      4.2%
3.   GUANGDONG INVESTMENTS - HONG KONG S.A.R. HOLDING        3.9%
     COMPANY
4.   SUN HUNG KAI PROPERTIES LTD. - HONG KONG S.A.R.         3.8%
     REAL ESTATE DEVELOPER
5.   CHINA RESOURCES ENTERPRISE LTD. -                       3.3%
     HONG KONG S.A.R. REAL ESTATE, BREWING AND
     WAREHOUSING COMPANY
6.   CHEUNG KONG (HOLDINGS) LTD. - HONG KONG S.A.R.          3.0%
     REAL ESTATE COMPANY
7.   HUANENG POWER INTERNATIONAL LTD. - CHINESE POWER        2.8%
     PLANT OPERATOR
8.   SWIRE PACIFIC LTD. - HONG KONG S.A.R. AVIATION AND      2.8%
     PROPERTY COMPANY
9.   SINGAPORE PRESS HOLDINGS LTD. - SINGAPOREAN             2.1%
     PUBLISHING COMPANY
10.  RHB CAPITAL BERHAD - MALAYSIAN BANK                     2.0%

-------------------------------------------
  DIVERSIFICATION

                                SECTOR BREAKDOWN
                           TOP 5 AS OF JULY 31, 1997

                                                      % OF
INDUSTRY                                            PORTFOLIO
Services                                                20.3%
Real Estate                                             16.5%
Capital Equipment                                       13.8%
Multi-Industry                                          13.0%
Finance                                                 12.9%

                              GEOGRAPHIC BREAKDOWN
                              AS OF JULY 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Hong Kong S.A.R./China         36.3%
Japan                          14.1%
Malaysia                       12.1%
Singapore                      10.7%
India                           5.7%
Philippines                     4.9%
Korea                           4.5%
Indonesia                       4.1%
Thailand                        2.8%
Taiwan                          0.4%
Cash                            4.4%

NYSE Symbol: SHF

Past performance is not predictive of future performance.

The financial information included herein regarding the Fund is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon. Other information is from public sources or estimates of Schroder Capital Management International Inc., the Fund's investment adviser, and its affiliates.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

-------------------------------------------------------------

                                    SCHRODER
                            ASIAN GROWTH FUND, INC.

                        Third Quarter
                        Report
                        July 31, 1997